RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of registered investment companies managed by Fidelity Management & Research Company or one of its affiliates. The Master Trust also holds shares of Common Stock of the Company. At December 31, 2025 and 2024, the Master Trust held 1,354,788 and 1,171,811 shares of Unisys Common Stock in the Unisys Stock Fund, respectively. These transactions qualify as party-in-interest transactions and are exempt from the prohibited transaction rules. During 2025, there were 496,600 shares purchased for $1.9 million, and 313,623 shares sold for $2.7 million, and during 2024, there were 283,900 shares purchased for $1.5 million, and 338,160 shares sold for $1.9 million. Notes receivable from participants and revenue sharing are also considered party-in-interest transactions.